Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of Detailed Information About Lease And Own Assets

Property, plant and equipment	Notes	€ million 2024	€ million 2023
Owned assets	10A	10,259	9,377
Leased assets	10B	1,410	1,330
Total		11,669	10,707

Summary of Movements in Property, Plant and Equipment

Movements during 2024	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2024	4,671	14,957	19,628
Additions through business combinations	–	1	1
Additions	319	1,421	1,740
Disposals and other movements	(116)	(1,073)	(1,189)
Hyperinflationary adjustment	223	441	664
Reclassification as held for sale	(27)	(69)	(96)
Currency retranslation	34	122	156
31 December 2024	5,104	15,800	20,904
Accumulated depreciation
1 January 2024	(1,599)	(8,652)	(10,251)
Depreciation charge for the year	(119)	(886)	(1,005)
Disposals and other movements	45	893	938
Hyperinflationary adjustment	(33)	(246)	(279)
Reclassification as held for sale	15	50	65
Currency retranslation	(26)	(87)	(113)
31 December 2024	(1,717)	(8,928)	(10,645)
Net book value 31 December 2024(a)	3,387	6,872	10,259
Includes capital expenditures for assets under construction	234	1,368	1,602
(a)Includes €556 million of freehold land.
The Group has commitments to purchase property, plant and equipment of €694 million (2023: €583 million).
10A. OWNED ASSETS continued

Movements during 2023	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2023	4,708	15,108	19,816
Additions through business combinations	–	1	1
Additions	280	1,222	1,502
Disposals and other movements	(96)	(766)	(862)
Hyperinflationary adjustment	29	(111)	(82)
Reclassification as held for sale	6	(13)	(7)
Currency retranslation	(256)	(484)	(740)
31 December 2023	4,671	14,957	19,628
Accumulated depreciation
1 January 2023	(1,599)	(8,801)	(10,400)
Depreciation charge for the year	(116)	(833)	(949)
Disposals and other movements	80	635	715
Hyperinflationary adjustment	6	112	118
Reclassification as held for sale	(6)	9	3
Currency retranslation	36	226	262
31 December 2023	(1,599)	(8,652)	(10,251)
Net book value 31 December 2023(a)	3,072	6,305	9,377
Includes capital expenditures for assets under construction	189	1,057	1,246
(a)Includes €471 million of freehold land.

Summary of Movements in Leased Assets

Movements during 2024	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2024	2,625	583	3,208
Additions	404	143	547
Disposals and other movements	(373)	(149)	(522)
Hyperinflationary adjustment	(4)	–	(4)
Reclassification as held for sale	(2)	(1)	(3)
Currency retranslation	56	11	67
31 December 2024	2,706	587	3,293
Accumulated depreciation
1 January 2024	(1,578)	(300)	(1,878)
Depreciation/Impairment charge for the year	(271)	(106)	(377)
Disposals and other movements	292	120	412
Reclassification as held for sale	–	1	1
Currency retranslation	(35)	(6)	(41)
31 December 2024	(1,592)	(291)	(1,883)
Net book value 31 December 2024	1,114	296	1,410

Movements during 2023	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2023	2,655	650	3,305
Additions through business combinations	2	–	2
Additions	365	175	540
Disposals and other movements	(307)	(216)	(523)
Hyperinflationary adjustment	(1)	–	(1)
Reclassification as held for sale	(12)	(3)	(15)
Currency retranslation	(77)	(23)	(100)
31 December 2023	2,625	583	3,208
Accumulated depreciation
1 January 2023	(1,580)	(371)	(1,951)
Depreciation/Impairment charge for the year	(292)	(109)	(401)
Disposals and other movements	245	166	411
Reclassification as held for sale	9	3	12
Currency retranslation	40	11	51
31 December 2023	(1,578)	(300)	(1,878)
Net book value 31 December 2023	1,047	283	1,330